Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

March 4, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”)
File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information relating to the InfraCap MLP ETF, InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 174, Amendment No. 175 (the “Amendment”), to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on February 28, 2024 (Accession No. 0001999371-24-002817).

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011 or Rebecca A. Rodrigues at (215) 564-8064.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	William Smalley
Daphne Chisolm
Michael D. Mabry
Rebecca A. Rodrigues

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